UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6395

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Municipal Cash Management

Statement of Investments

April 30, 2005 (Unaudited)

	Principal

Tax Exempt Investments- 101.2%	Amount ($)		Value ($)

Albany City School District, GO Notes, RAN
3.25% 10/28/2005	3,500,000		3,513,525
Albany Industrial Development Agency
Housing Revenue, VRDN (South Mall Towers Project)
3.05% (Insured; FNMA and Liquidity Facility; FNMA)	5,945,000	a	5,945,000
Allegany County, GO Notes, BAN 3.50%, 12/8/2005
(LOC; DEPFA Bank)	3,225,000		3,250,220
Babylon Union Free School District, GO Notes
TAN 3%, 6/29/2005	1,600,000		1,602,300
Bellmore Union Free School District, GO Notes
TAN 2.75%, 6/29/2005	2,900,000		2,902,892
Chautauqua County Industrial Development Agency
Civic Facility Revenue, VRDN (Gerry Homes Project)
2.95% (LOC; HSBC Bank USA)	13,850,000	a	13,850,000
Chemung County Industrial Development Agency
IDR, VRDN, MMARS 2nd Program
3% (LOC; HSBC Bank USA)	1,280,000	a	1,280,000
Dutchess County Industrial Development Agency
Civic Facility Revenue, Refunding, VRDN
(Lutheran Center) 3.06% (LOC; Key Bank)	3,930,000	a	3,930,000
East Williston Union Free School District, GO Notes
TAN 3%, 6/23/2005	2,000,000		2,002,507
Erie County Industrial Development Agency
Civic Facility Revenue, VRDN:
(D'Youville College Project) 2.95% (LOC; HSBC
Bank USA)	7,500,000	a	7,500,000
(Heritage Center Project) 3.07% (LOC; Key Bank)	2,580,000	a	2,580,000
(YMCA of Greater Buffalo Project):
2.95%, Series A (LOC; HSBC Bank USA)	2,100,000	a	2,100,000
2.95%, Series B (LOC; HSBC Bank USA)	4,000,000	a	4,000,000
Herkimer County Industrial Development Agency
IDR, VRDN (F.E. Hale Manufacturing Co.)
3% (LOC; HSBC Bank USA)	2,610,000	a	2,610,000
Islip Industrial Development Agency, IDR
VRDN (Brentwood Distribution Co. Facility)
2.98% (LOC; Bank of America)	3,750,000	a	3,750,000
Kings Park Central School District, GO Notes
TAN 3%, 6/29/2005	3,600,000		3,604,769
Metropolitan Transportation Authority
Transportation Revenue:
CP:
2.32% 5/12/2005 (LOC; ABN-AMRO)	6,300,000		6,300,000
2.03% 5/16/2005 (LOC; ABN-AMRO)	8,500,000		8,500,000
2.02% 5/17/2005 (LOC; ABN-AMRO)	5,000,000		5,000,000
1.92%, 6/10/2005 (LOC; ABN-AMRO)	13,000,000		13,000,000
VRDN 3.02% (Insured; AMBAC and
Liquidity Facility; The Bank of New York)	5,670,000	a	5,670,000

Monroe County Industrial Development Agency, VRDN
Industrial Revenue:
(Chaney Enterprise) 3.19% (LOC; M&T Bank)	2,850,000	a	2,850,000
(Genesee Metal Stampings) 3.05%
(LOC; HSBC Bank USA)	1,000,000	a	1,000,000
LR (Robert Weslayan College) 3.08% (LOC; M&T Bank)	2,900,000	a	2,900,000
Monroe Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN
3.08% (Liquidity Facility; WestLB AG)	3,000,000	a	3,000,000
Mount Pleasant Central School District, GO Notes
BAN 3%, 5/27/2005	3,500,000		3,503,596
Nassau County Industrial Development Agency
VRDN:
Civic Facility Revenue (St. Mary's Children Project)
3.04% (LOC; Commerce Bank)	2,170,000	a	2,170,000
Revenue (Bryant Landing Project) 3.09%
(Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
City of New York, GO Notes:
4%, 8/1/2005	5,000,000		5,024,519
5%, Series C, 8/1/2005	10,000,000		10,079,100
5%, Series G, 8/1/2005	13,000,000		13,097,509
8%, 8/1/2005 (Insured; MBIA)	4,000,000		4,059,825
CP 2.02%, 7/19/2005 (Insured; MBIA and Liquidity
Facility; Landesbank-Hessen Thuringen Girozentrale)	5,000,000		5,000,000
VRDN:
3.05% (Liquidity Facility; Merrill Lynch)	7,000,000	a	7,000,000
3.06% (Liquidity Facility; Citigroup Inc.)	5,000,000	a	5,000,000
New York City Housing Development Corporation, MFHR
VRDN (1904 Vyse Avenue Apartments) 2.95%
(LOC; HSBC Bank USA)	5,000,000	a	5,000,000
New York City Industrial Development Agency:
IDR (Yedid Brothers Realty Associates) 1.20%
11/1/2005 (LOC; Bank of America)	1,190,000		1,190,000
VRDN:
Civic Facility Revenue:
(Birch Wathen Lenox School Project)
3% (LOC; Allied Irish Bank)	2,625,000	a	2,625,000
(Brooklyn United Methodist Project)
3% (LOC; The Bank of New York)	3,745,000	a	3,745,000
(French Institute Alliance)
3.05% (LOC; M&T Bank)	2,550,000	a	2,550,000
(Jewish Community Center)
3.08% (LOC; M&T Bank)	5,000,000	a	5,000,000
(Jewish Community Center of Manhattan)
3.08% (LOC; M&T Bank)	1,400,000	a	1,400,000
(Village Community School Project)
3.05% (LOC; M&T Bank)	2,470,000	a	2,470,000
IDR, Refunding (Plaza Packaging Project)
3.15% (LOC; The Bank of New York)	1,650,000	a	1,650,000
Special Facilities Revenue (Korean Airlines Co.):
3.03%, Series A (LOC; Rabobank)	2,400,000	a	2,400,000
3.03%, Series C (LOC; Rabobank)	5,000,000	a	5,000,000

New York City Municipal Water Finance Authority
Water and Sewer System Revenue 6%, 6/15/2005	1,500,000	b	1,522,418
New York Counties Tobacco Trust I, Revenue, VRDN
3.08% (Liquidity Facility; Merrill Lynch and
LOC; Merrill Lynch)	8,000,000	a	8,000,000
New York State Dormitory Authority, Revenue
VRDN:
(Park Ridge Hospital Inc.) 3% (LOC; JPMorgan
Chase Bank)	11,000,000	a	11,000,000
(Pratt Institute) 3.07% (Insured; Radian Bank
and Liquidity Facility; Citibank)	6,500,000	a	6,500,000
New York State Environmental Authority, GO Notes, CP:
2.30%, 5/20/2005 (LOC: Bayerishe Landesbank and
Helaba Bank)	16,000,000		16,000,000
2.30%, 5/25/2005 (LOC: Bayerishe Landesbank and
Helaba Bank)	13,400,000		13,400,000
New York State Housing Finance Agency, VRDN:
LR 3.05% (Liquidity Facility; Merrill Lynch)	4,990,000	a	4,990,000
Revenue:
(33 West End Avenue Apartments) 3.05%
(LOC; HSBC Bank USA)	9,000,000	a	9,000,000
(240 East 39th Street Housing) 3% (LOC; FNMA)	8,100,000	a	8,100,000
(400 3rd Avenue Apartments) 3.05% (LOC; Key Bank)	4,500,000	a	4,500,000
(Biltmore Tower Housing) 3.04% (Insured; FNMA
and Liquidity Facility; FNMA)	16,000,000	a	16,000,000
(Rip Van Winkle House) 3.04% (Insured; FHLMC
and Liquidity Facility; FHLMC)	5,700,000	a	5,700,000
(Saville Housing) 3% (LOC; Bank of America)	14,400,000	a	14,400,000

New York State Power Authority, Electric Revenue, CP:
2.08%, 5/10/2005 (Liquidity Facility: Bank of Nova Scotia,
Bayerishe Landesbank, Dexia Credit Locale,
JPMorgan Chase Bank, Landesbank Hessen-Thuringen
Girozentrale, State Street Bank and Trust Co., The Bank of
New York and Wachovia Bank)	7,050,000		7,050,000
2.36%, 5/19/2005 (Liquidity Facility: Bank of Nova Scotia,
Bayerishe Landesbank, JPMorgan Chase Bank,
Landesbank Baden-Wuerttemberg, State Street
Bank and Trust Co. and The Bank of New York)	7,000,000		7,000,000
Ontario County Industrial Development Agency, IDR
VRDN (Dixit Enterprises) 3% (LOC; HSBC Bank USA)	3,090,000	a	3,090,000
Poughkeepsie Industrial Development Agency
Senior Living Facility Revenue, VRDN
(Manor at Woodside Project) 3.05%
(LOC; The Bank of New York)	4,900,000	a	4,900,000
Renesselaer Industrial Development Agency, IDR
(Capital View Office Park Project)
2.50%, 12/31/2005 (LOC; M&T Bank)	5,375,000		5,375,000
Suffolk County Industrial Development Agency, IDR
VRDN (Belmont Villas LLC Facility) 3.05%
(Insured; FNMA and Liquidity Facility; FNMA)	6,000,000	a	6,000,000
City of Syracuse, GO Notes, RAN 3%, 6/30/2005
(LOC; DEPFA Bank)	5,000,000		5,009,633

Syracuse Industrial Development Agency
Civic Facility Revenue, VRDN
(Community Development Properties-Larned Project)
3.13% (LOC; M&T Bank)			6,200,000	a	6,200,000
Tobacco Settlement Financing Authority, Revenue
VRDN 3.06% (Insured; AMBAC
and Liquidity Facility; Merrill Lynch)			3,420,000	a	3,420,000
Tompkins County Industrial Development Agency
College and University Revenue, VRDN
(Cortland College) 2.95% (LOC; HSBC Bank USA)			4,540,000	a	4,540,000
Ulster County Industrial Development Agency, IDR
VRDN (Selux Corp. Project) 3.14% (LOC; M&T Bank)			2,085,000	a	2,085,000
Westchester County Industrial Development Agency
VRDN:
Civic Facility Revenue:
(The Masters School)
3% (LOC; Allied Irish Bank)			3,545,000	a	3,545,000
(Young Men's Christian Association)
3.03% (LOC; Allied Irish Bank)			3,500,000	a	3,500,000
Commercial Facility Revenue
(Panorama Flight Service Inc. Project)
3.05% (LOC; The Bank of New York)			5,010,000	a	5,010,000
Yonkers Industrial Development Agency, Revenue
VRDN, Merlots Program 3.11%
(Insured; GNMA and Liquidity Facility; Wachovia Bank)			4,215,000	a	4,215,000

Total Investments (cost $395,657,813)			101.2%		395,657,813

Liabilities, Less Cash and Receivables			(1.2%)		(4,545,990)

Net Assets			100.0%		391,111,823

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	LR	Lease Revenue
FGIC	Financial Guaranty Insurance Company	MBIA	Municipal Bond Investors
FHLMC	Federal Home Loan Mortgage Corporation		Assurance Insurance Corporation
FNMA	Federal National Mortgage Association	MFHR	Multi-Family Housing Revenue
GNMA	Government National Mortgage Association	RAN	Revenue Anticipation Notes
GO	General Obligation	TAN	Tax Anticipation Notes
		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's		Value (%)*

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1		82.6
AAA, AA, A	Aaa, Aa, A c		AAA, AA, A c		10.2
Not Rated d	Not Rated d		Not Rated d		7.2

					100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate-subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)